NATIXIS FUNDS

Supplement dated January 28, 2020 to the Prospectus dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

Natixis Oakmark Fund

Natixis U.S. Equity Opportunities Fund

(each a “Fund” and together the “Funds”)

Effective January 28, 2020, Michael A. Nicolas has joined the portfolio management team of each Fund.

The information in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary for Natixis Oakmark Fund is revised to include the following under “Harris Associates”:

Michael A. Nicolas, CFA®, portfolio manager and analyst of Harris Associates, has served as co-manager of the Fund since 2020.

The information in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary for Natixis U.S. Equity Opportunities Fund is revised to include the following under “Harris Associates”:

Michael A. Nicolas, CFA®, portfolio manager and analyst of Harris Associates, has served as co-manager of the Harris Associates Large Cap Value segment of the Fund since 2020.

The subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following under “Harris Associates”:

Michael A. Nicolas, CFA® — Michael A. Nicolas has co-managed the Natixis Oakmark Fund and the Harris Associates segment of Natixis U.S. Equity Opportunities Fund since 2020. Mr. Nicolas, portfolio manager and analyst of Harris Associates, joined the firm in 2013. Mr. Nicolas received a B.A. from the University of Wisconsin-Madison. Mr. Nicolas holds the designation of Chartered Financial Analyst® and has over 16 years of investment experience.

NATIXIS FUNDS

Supplement dated January 28, 2020 to the Statement of Additional Information dated May 1, 2019, as may be revised or supplemented from time to time, for the following funds:

Natixis Oakmark Fund

Natixis U.S. Equity Opportunities Fund

(each a “Fund” and together the “Funds”)

Effective January 28, 2020, Michael A. Nicolas has joined the management team of each Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Michael A. Nicolas as of January 27, 2020:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Michael A. Nicolas (Harris Associates)	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of January 27, 2020, Mr. Nicolas did not own any shares of the Funds.